Restatement (Tables)	9 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Error Corrections and Prior Period Adjustments

	As original reported	Change	As restated
Additional paid-in capital	721,731	1,997,350	2,719,081
Accumulated deficit	(14,207,768)	(1,997,350)	(16,205,118)

	As original reported	Change	As restated
Additional paid-in capital	719,536	1,997,350	2,716,886
Accumulated deficit	(11,223,810)	(1,997,350)	(13,221,160)

	As original reported	Change	As restated
Gain on settlement of accrued compensation	(1,997,350)	1,997,350	-
Net loss	(1,890,007)	(1,997,350)	(3,887,357)
Loss per common share – basic and diluted	(0.06)		(0.13)